Supplement to the Statements of Additional Information

CREDIT SUISSE GLOBAL SMALL CAP FUND

CREDIT SUISSE LARGE CAP BLEND FUND

CREDIT SUISSE LARGE CAP GROWTH FUND

CREDIT SUISSE LARGE CAP VALUE FUND

CREDIT SUISSE MID-CAP CORE FUND

CREDIT SUISSE SMALL CAP CORE FUND

CREDIT SUISSE TRUST – BLUE CHIP PORTFOLIO

CREDIT SUISSE TRUST – GLOBAL SMALL CAP PORTFOLIO

CREDIT SUISSE TRUST – LARGE CAP VALUE PORTFOLIO

CREDIT SUISSE TRUST – MID-CAP CORE PORTFOLIO

CREDIT SUISSE TRUST – SMALL CAP CORE I PORTFOLIO

The following information will supersede or supplement certain information in the funds' Statements of Additional Information.

Portfolio Managers

Registered Investment Companies, Pooled Investment Vehicles and Other Accounts Managed

As reported to the Funds, the information in the following table reflects the number of registered investment companies, pooled investment vehicles and other accounts managed by the portfolio manager and the total assets managed within each category as of July 26, 2007.

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Name	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Eric Leng	11	$1,594,002,200	0	N/A	0	N/A

No advisory fee is paid based on performance for any of the accounts listed above.

Ownership in Securities of the Fund

As reported to the Funds, as of June 30, 2007, Mr. Leng had no beneficial ownership in the Funds.

Portfolio Managers' Compensation

Credit Suisse's compensation to Mr. Leng includes both a fixed base salary component and bonus component. The discretionary bonus for Mr. Leng is not tied by formula to the performance of any fund or account. The factors taken into account in determining Mr. Leng's bonus include the Funds' performance, assets held in the Funds and other accounts managed by the portfolio managers, business growth, team work, management, corporate citizenship, etc.

A portion of the bonus may be paid in phantom shares of Credit Suisse Group stock as deferred compensation. Phantom shares are shares representing an unsecured right to receive on a particular date a specified number of registered shares subject to certain terms and conditions.

Like all employees of Credit Suisse, Mr. Leng participates in Credit Suisse's profit sharing and 401(k) plans.

Dated: August 2, 2007